NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Newbuildings
Movements in the six months ended June 30, 2021 are summarized as follows;

(in thousands of $)
Balance at December 31, 2020	48,498
Additions, net	178,715
Interest capitalized	644
Transfer to Vessels and Equipment, net	(96,683)
Balance at June 30, 2021	131,174